Income and social contribution taxes (Details) - Schedule of deferred income tax and social contribution tax assets and liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Assets
Tax loss carryforwards (NOL)	R$ 43,362	R$ 141,860
Biological assets	3,966	2,133
Financial lease	19,299	24,820
Contingency, bonuses and fair value	33,737	26,709
Derivative financial instruments	2,917	7,767
Allowance for expected credit losses	759	775
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,732	2,182
Subscription warrant	4,475	4,665
Total non-current assets	111,417	211,081
Liabilities
Biological assets	61,764	87,901
Surplus on investment	1,733	1,733
Costs of transactions	2,332	2,996
Provision of residual value and useful life of PPE assets	5,017	2,592
Accelerated depreciation of assets for rural activity	50,514	43,516
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	20,567	26,714
Others	55
Total non-current liabilities	141,982	165,452
Net balance	(30,565)	45,629
Net deferred assets	4,360	72,343
Net deferred liabilities	R$ (34,925)	R$ (26,714)